DISCONTINUED OPERATIONS (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure Of DISCONTINUED OPERATIONS [Line Items]
Revenue		$ 604.4	$ 522.8
Operating expense		321.0	275.5
Revenue less cost of goods sold		63.1	47.2
Earnings (loss) from operations		(244.7)	5.5
Finance costs		13.2	9.9
Other (losses) gains		39.2	(7.7)
Impairment loss on held-for-sale assets		268.4	6.4
(Loss) earnings from discontinued operations		(6.3)	1.6
Discontinued operations [member]
Disclosure Of DISCONTINUED OPERATIONS [Line Items]
Revenue		170.5	161.0
Operating expense		94.4	90.3
Depreciation and depletion	[1]	24.6	70.3
Revenue less cost of goods sold		51.5	0.4
Exploration and business development		4.8	6.0
Earnings (loss) from operations		46.7	(5.6)
Finance costs		(0.8)	(0.6)
Other (losses) gains		(2.9)	3.9
Impairment loss on held-for-sale assets		(49.0)	0.0
Loss before taxes		(6.0)	(2.3)
Income tax (expense) recovery		(0.3)	3.9
(Loss) earnings from discontinued operations		$ (6.3)	$ 1.6

[1]	Depreciation and depletion relates to Peak Mines prior to reclassification as a discontinued operation.